Financial Assets and Financial Liabilities - Additional Information (Details) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) Loan	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of financial liabilities [line items]
Cash and cash equivalents	€ 1,692.7	€ 1,692.7	€ 1,210.2	€ 519.1			€ 411.5
Financial assets	€ 12,784.6	€ 12,784.6	302.7
Number of secured bank loans | Loan		2
Number of fixed-interest rate loans | Loan		4
Fair value adjustment derived from remeasuring embedded derivative		€ 277.8	17.3	0.0
Other operating expenses		94.4	2.4	0.7
Other operating income		€ 598.4	250.5	2.7
InstaDeep Ltd
Disclosure of financial liabilities [line items]
Percentage of shares acquired in equity instruments	5.30%
June 2020 Private Placement | Convertible Note
Disclosure of financial liabilities [line items]
Maturity period		4 years
Investment in convertible note	€ 100.0	€ 100.0
Convertible note coupon rate		4.50%
Conversion premium of convertible note		20.00%
Effective interest rate		9.00%
2.2% €10,000,000 secured bank loan | Deutsche Bank AG | BioNTech Innovative Manufacturing Services GmbH
Disclosure of financial liabilities [line items]
Interest rate	2.20%	2.20%
Secured bank loan	€ 10.0	€ 10.0
2.1% €9,450,000 secured bank loan | Deutsche Bank AG | JPT Peptide Technologies GmbH
Disclosure of financial liabilities [line items]
Interest rate	2.10%	2.10%
Secured bank loan	€ 9.5	€ 9.5
3.5% €50,000,000 bank loan | EIB Manufacturing Financing
Disclosure of financial liabilities [line items]
Interest rate	3.50%	3.50%
Notional amount						€ 100.0
Term loan (Credit A)						50.0
Term loan (Credit B)						€ 50.0
3.5% €50,000,000 bank loan | EIB Manufacturing Financing | Cash Interest Fixed Rate
Disclosure of financial liabilities [line items]
Interest rate	1.00%	1.00%
3.5% €50,000,000 bank loan | EIB Manufacturing Financing | Deferred Interest At Fixed Rate
Disclosure of financial liabilities [line items]
Interest rate	2.50%	2.50%
Cash deposit with an original term of six months
Disclosure of financial liabilities [line items]
Cash and cash equivalents					€ 367.0
Cash deposit with an original term of six months | Financial assets at amortised cost
Disclosure of financial liabilities [line items]
Financial assets	€ 375.2	€ 375.2	0.0
Loss on derivative instruments at fair value through profit or loss
Disclosure of financial liabilities [line items]
Other operating expenses		86.3	0.0	0.0
Income from derivative instruments at fair value through profit and loss
Disclosure of financial liabilities [line items]
Other operating income		€ 5.7	€ 0.0	€ 0.0